Financial instruments (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities measured at fair value
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	31 December 2019	30 June 2019	31 December 2018
			(restated(i))
	£ million	£ million	£ million
Derivative assets	379	531	293
Derivative liabilities	(228)	(129)	(145)
Valuation techniques based on observable market input (Level 2)	151	402	148
Financial assets - other	96	86	91
Financial liabilities - other	(386)	(401)	(377)
Valuation techniques based on unobservable market input (Level 3)	(290)	(315)	(286)
(i)    Restated to include contingent consideration of £206 million recognised on acquisitions of businesses in financial liabilities - other.